Regan Floating Rate MBS ETF
Schedule of Investments
April 30, 2026 (Unaudited)

(a)
COLLATERALIZED MORTGAGE OBLIGATIONS — 92.50%
Principal
Amount Fair Value
Fannie Mae Grantor Trust 2004, Series T1, Class 2A, 4.29%, 8/25/2043 $ 212,357 $ 203,818
Fannie Mae REMIC, Series 70, Class OF, 4.71%, 10/25/2031 52,261 52,698
Fannie Mae REMIC, Series 13, Class FA, 4.66%, 3/25/2032 29,742 29,868
Fannie Mae REMIC, Series 13, Class FC, 4.66%, 3/25/2032 29,742 29,868
Fannie Mae REMIC, Series 13, Class FB, 4.66%, 3/25/2032 29,742 29,868
Fannie Mae REMIC, Series 53, Class FY, 4.26%, 8/25/2032 34,428 34,395
Fannie Mae REMIC, Series 68, Class FB, 4.26%, 10/25/2032 27,780 27,766
Fannie Mae REMIC, Series 44, Class FI, 4.51%, 6/25/2033 88,970 89,398
Fannie Mae REMIC, Series 64, Class FS, 5.17%, 7/25/2033 33,510 34,023
Fannie Mae REMIC, Series 69, Class NF, 5.27%, 7/25/2033 161,317 164,236
Fannie Mae REMIC, Series 81, Class FE, 4.26%, 9/25/2033 45,768 45,665
Fannie Mae REMIC, Series 130, Class FD, 4.26%, 1/25/2034 103,490 103,359
Fannie Mae REMIC, Series 38, Class FK, 4.11%, 5/25/2034 225,499 224,156
Fannie Mae REMIC, Series 25, Class PF, 4.11%, 4/25/2035 74,755 74,152
Fannie Mae REMIC, Series 45, Class XA, 4.10%, 6/25/2035 190,345 189,021
Fannie Mae REMIC, Series 56, Class F, 4.05%, 7/25/2035 58,299 57,776
Fannie Mae REMIC, Series 106, Class UF, 4.06%, 11/25/2035 73,569 73,396
Fannie Mae REMIC, Series 106, Class PF, 4.11%, 12/25/2035 328,892 326,426
Fannie Mae REMIC, Series 3, Class CF, 4.06%, 3/25/2036 76,927 76,316
Fannie Mae REMIC, Series 39, Class FG, 4.68%, 3/25/2036 98,344 99,310
Fannie Mae REMIC, Series 24, Class F, 4.06%, 4/25/2036 269,852 267,382
Fannie Mae REMIC, Series 20, Class GF, 4.11%, 4/25/2036 69,870 69,266
Fannie Mae REMIC, Series 45, Class FM, 4.16%, 6/25/2036 90,592 89,945
Fannie Mae REMIC, Series 15, Class FJ, 4.69%, 6/25/2036 128,890 130,020
Fannie Mae REMIC, Series 62, Class FP, 4.01%, 7/25/2036 286,402 283,980
Fannie Mae REMIC, Series 101, Class FC, 4.06%, 7/25/2036 21,373 21,328
Fannie Mae REMIC, Series 101, Class FD, 4.06%, 7/25/2036 14,484 14,453
Fannie Mae REMIC, Series 79, Class DF, 4.11%, 8/25/2036 79,724 79,222
Fannie Mae REMIC, Series 83, Class FH, 4.20%, 9/25/2036 168,001 166,904
Fannie Mae REMIC, Series 88, Class AF, 4.22%, 9/25/2036 92,391 91,805
Fannie Mae REMIC, Series 86, Class CF, 4.96%, 9/25/2036 58,823 59,928
Fannie Mae REMIC, Series 101, Class FA, 4.18%, 10/25/2036 666,894 661,930
Fannie Mae REMIC, Series 104, Class FC, 4.01%, 11/25/2036 118,183 117,257
Fannie Mae REMIC, Series 33, Class FB, 4.58%, 3/25/2037 75,693 76,168
Fannie Mae REMIC, Series 25, Class FB, 4.09%, 4/25/2037 39,366 38,855
Fannie Mae REMIC, Series 54, Class AF, 4.32%, 4/25/2037 126,368 126,010
Fannie Mae REMIC, Series 103, Class BF, 4.01%, 7/25/2037 573,074 567,218
Fannie Mae REMIC, Series 89, Class EF, 4.32%, 9/25/2037 38,673 38,613
Fannie Mae REMIC, Series 92, Class OF, 4.33%, 9/25/2037 129,024 128,783
Fannie Mae REMIC, Series 102, Class FA, 4.33%, 11/25/2037 48,082 47,929
Fannie Mae REMIC, Series 117, Class FM, 4.46%, 1/25/2038 229,522 229,854
Fannie Mae REMIC, Series 117, Class MF, 4.46%, 1/25/2038 98,685 98,829
Fannie Mae REMIC, Series 7, Class FA, 4.21%, 2/25/2038 187,771 186,819
Fannie Mae REMIC, Series 12, Class FA, 4.43%, 3/25/2038 51,572 51,607
Fannie Mae REMIC, Series 16, Class KF, 4.56%, 3/25/2038 99,016 99,529
Fannie Mae REMIC, Series 68, Class FC, 4.73%, 8/25/2038 765,286 774,130

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.50%
- continued
Principal
Amount Fair Value
Fannie Mae REMIC, Series 93, Class GF, 4.21%, 4/25/2039 $ 59,908 $ 59,444
Fannie Mae REMIC, Series 46, Class FC, 4.46%, 6/25/2039 245,669 246,590
Fannie Mae REMIC, Series 46, Class FA, 4.46%, 6/25/2039 262,096 263,081
Fannie Mae REMIC, Series 72, Class JF, 4.51%, 9/25/2039 211,904 213,066
Fannie Mae REMIC, Series 27, Class FG, 4.76%, 4/25/2040 610,441 615,732
Fannie Mae REMIC, Series 58, Class FY, 4.49%, 6/25/2040 61,434 61,478
Fannie Mae REMIC, Series 134, Class BF, 4.19%, 10/25/2040 487,637 485,921
Fannie Mae REMIC, Series 135, Class AF, 4.31%, 12/25/2040 63,303 62,851
Fannie Mae REMIC, Series 41, Class FK, 4.18%, 5/25/2041 176,620 175,150
Fannie Mae REMIC, Series 55, Class FJ, 4.20%, 6/25/2041 496,657 492,809
Fannie Mae REMIC, Series 62, Class KF, 4.26%, 7/25/2041 169,036 167,971
Fannie Mae REMIC, Series 149, Class MF, 4.26%, 11/25/2041 39,368 39,271
Fannie Mae REMIC, Series 121, Class PF, 4.11%, 12/25/2041 143,539 141,261
Fannie Mae REMIC, Series 3, Class DF, 4.31%, 2/25/2042 368,702 366,364
Fannie Mae REMIC, Series 10, Class AF, 4.11%, 3/25/2042 638,788 632,575
Fannie Mae REMIC, Series 19, Class JF, 4.31%, 3/25/2042 56,980 56,605
Fannie Mae REMIC, Series 33, Class F, 4.28%, 4/25/2042 73,973 73,526
Fannie Mae REMIC, Series 111, Class QF, 4.06%, 6/25/2042 50,934 50,635
Fannie Mae REMIC, Series 70, Class FA, 4.21%, 7/25/2042 736,703 728,989
Fannie Mae REMIC, Series 116, Class FP, 4.01%, 10/25/2042 583,385 573,224
Fannie Mae REMIC, Series 122, Class FM, 4.16%, 11/25/2042 1,083,535 1,066,144
Fannie Mae REMIC, Series 134, Class FK, 4.11%, 12/25/2042 118,576 116,288
Fannie Mae REMIC, Series 10, Class FA, 4.11%, 2/25/2043 127,504 125,067
Fannie Mae REMIC, Series 10, Class FB, 4.11%, 2/25/2043 169,534 166,313
Fannie Mae REMIC, Series 13, Class FA, 4.11%, 3/25/2043 380,427 373,231
Fannie Mae REMIC, Series 92, Class FA, 4.31%, 9/25/2043 265,369 262,823
Fannie Mae REMIC, Series 118, Class FB, 4.28%, 12/25/2043 137,921 136,298
Fannie Mae REMIC, Series 10, Class KF, 4.21%, 3/25/2044 148,778 147,089
Fannie Mae REMIC, Series 89, Class FM, 4.16%, 1/25/2045 552,631 543,734
Fannie Mae REMIC, Series 79, Class FE, 4.01%, 11/25/2045 77,904 76,643
Fannie Mae REMIC, Series 2, Class FB, 4.16%, 2/25/2046 124,563 123,001
Fannie Mae REMIC, Series 25, Class FL, 4.26%, 5/25/2046 1,074,306 1,060,455
Fannie Mae REMIC, Series 60, Class UF, 4.16%, 9/25/2046 354,904 352,293
Fannie Mae REMIC, Series 79, Class NF, 4.21%, 11/25/2046 602,723 592,378
Fannie Mae REMIC, Series 91, Class AF, 4.16%, 12/25/2046 45,835 45,491
Fannie Mae REMIC, Series 106, Class EF, 4.26%, 1/25/2047 1,736,112 1,711,849
Fannie Mae REMIC, Series 79, Class FB, 4.01%, 10/25/2047 507,994 503,252
Fannie Mae REMIC, Series 112, Class FC, 4.11%, 1/25/2048 2,054,448 2,005,429
Fannie Mae REMIC, Series 42, Class FD, 4.01%, 6/25/2048 416,629 408,461
Fannie Mae REMIC, Series 36, Class FD, 4.01%, 6/25/2048 106,220 105,041
Fannie Mae REMIC, Series 56, Class FD, 4.70%, 7/25/2048 63,732 64,474
Fannie Mae REMIC, Series 60, Class FK, 4.06%, 8/25/2048 480,638 466,977
Fannie Mae REMIC, Series 55, Class FB, 4.06%, 8/25/2048 677,519 658,494
Fannie Mae REMIC, Series 1, Class HF, 4.21%, 2/25/2049 143,523 141,399
Fannie Mae REMIC, Series 38, Class FA, 4.21%, 7/25/2049 4,590,982 4,519,412
Fannie Mae REMIC, Series 33, Class FB, 4.21%, 7/25/2049 575,979 565,678
Fannie Mae REMIC, Series 38, Class CF, 4.21%, 7/25/2049 1,136,465 1,115,765

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.50%
- continued
Principal
Amount Fair Value
Fannie Mae REMIC, Series 31, Class FB, 4.21%, 7/25/2049 $ 462,339 $ 453,394
Fannie Mae REMIC, Series 43, Class FD, 4.16%, 8/25/2049 582,429 572,394
Fannie Mae REMIC, 4.21%, 10/25/2049 923,338 908,102
Fannie Mae REMIC, Series 67, Class FB, 4.21%, 11/25/2049 170,752 168,012
Fannie Mae REMIC, Series 61, Class AF, 4.26%, 11/25/2049 4,262,234 4,207,487
Fannie Mae REMIC, Series 76, Class FA, 4.26%, 12/25/2049 111,118 109,629
Fannie Mae REMIC, Series 81, Class QF, 4.26%, 12/25/2049 2,026,498 1,995,875
Fannie Mae REMIC, Series 37, Class FH, 4.16%, 1/25/2050 713,285 701,752
Fannie Mae REMIC, Series 81, Class FJ, 4.26%, 1/25/2050 1,256,341 1,235,729
Fannie Mae REMIC, Series 79, Class FA, 4.26%, 1/25/2050 1,144,390 1,126,396
Fannie Mae REMIC, Series 12, Class FL, 4.21%, 3/25/2050 688,813 675,440
Fannie Mae REMIC, Series 10, Class FE, 4.26%, 3/25/2050 5,384,953 5,297,900
Fannie Mae REMIC, Series 27, Class FD, 4.21%, 5/25/2050 907,827 889,293
Fannie Mae REMIC, Series 36, Class FH, 4.21%, 6/25/2050 2,029,689 1,988,284
Fannie Mae REMIC, Series 37, Class FG, 4.06%, 8/25/2050 277,759 271,506
Fannie Mae REMIC, Series 54, Class WF, 4.23%, 8/25/2050 439,749 436,260
Fannie Mae REMIC, Series 25, Class WF, 3.85%, 5/25/2051 400,830 392,100
Fannie Mae REMIC, Series 41, Class GF, 4.26%, 3/25/2053 3,609,075 3,591,270
Fannie Mae REMIC, Series 4, Class FB, 4.30%, 3/25/2053 1,248,932 1,244,509
Fannie Mae REMIC, Series 21, Class FB, 4.95%, 7/25/2053 324,299 328,211
Fannie Mae REMIC, Series 58, Class FN, 4.15%, 12/25/2053 735,128 729,611
Fannie Mae REMIC, Series 25, Class FB, 4.80%, 5/25/2054 307,653 310,127
Fannie Mae REMIC, Series 48, Class FC, 4.75%, 7/25/2054 325,532 328,504
Fannie Mae REMIC, Series 60, Class FG, 4.75%, 9/25/2054 416,658 420,439
Fannie Mae REMIC, Series 73, Class FB, 4.85%, 10/25/2054 242,215 244,674
Fannie Mae REMIC, Series 84, Class FD, 4.80%, 11/25/2054 138,652 139,898
Fannie Mae REMIC, Series 88, Class FE, 4.75%, 12/25/2054 493,740 497,785
Fannie Mae REMIC, Series 96, Class FA, 5.05%, 12/25/2054 447,066 451,834
Fannie Mae REMIC, Series 95, Class FC, 5.05%, 12/25/2054 341,739 346,589
Fannie Mae REMIC, Series 105, Class AF, 4.70%, 1/25/2055 21,836 22,016
Fannie Mae REMIC, Series 104, Class FA, 4.70%, 1/25/2055 284,925 286,857
Fannie Mae REMIC, Series 103, Class FC, 4.80%, 1/25/2055 1,267,910 1,281,245
Fannie Mae REMIC, Series 103, Class FH, 4.90%, 1/25/2055 552,308 557,804
Fannie Mae REMIC, Series 10, Class FB, 4.50%, 2/25/2055 137,644 137,126
Fannie Mae REMIC, Series 18, Class KF, 4.60%, 3/25/2055 409,325 411,242
Fannie Mae REMIC, Series 12, Class GF, 5.00%, 3/25/2055 355,500 359,710
Fannie Mae REMIC, Series 32, Class FA, 4.90%, 5/25/2055 279,639 282,770
Fannie Mae REMIC, Series 35, Class HF, 5.35%, 5/25/2055 73,957 74,834
Fannie Mae REMIC, Series 38, Class DF, 4.09%, 6/25/2055 851,306 841,973
Fannie Mae REMIC, Series 28, Class FJ, 4.21%, 6/25/2059 122,006 119,887
Fannie Mae REMIC, Series 41, Class FG, 4.26%, 8/25/2059 672,648 659,621
Fannie Mae REMIC, Series 62, Class FQ, 4.26%, 11/25/2059 499,612 492,659
Fannie Mae REMIC Trust 2004, Series W5, Class F1, 4.21%, 2/25/2047 472,165 452,098
Fannie Mae Trust 2003, Series W6, Class 6A, 4.83%, 8/25/2042 115,363 116,142
Freddie Mac REMIC, Series 2334, Class FO, 4.72%, 7/15/2031 26,959 27,170
Freddie Mac REMIC, Series 2582, Class FH, 5.00%, 7/15/2031 79,226 80,141
Freddie Mac REMIC, Series 2408, Class FO, 4.65%, 1/15/2032 12,522 12,557

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.50%
- continued
Principal
Amount Fair Value
Freddie Mac REMIC, Series 2406, Class FP, 4.73%, 1/15/2032 $ 50,848 $ 51,321
Freddie Mac REMIC, Series 2481, Class FE, 4.75%, 3/15/2032 38,009 38,384
Freddie Mac REMIC, Series 2463, Class FJ, 4.75%, 3/15/2032 39,009 39,386
Freddie Mac REMIC, Series 2444, Class FR, 4.75%, 5/15/2032 39,215 39,608
Freddie Mac REMIC, Series 2526, Class FH, 4.20%, 11/15/2032 59,445 58,671
Freddie Mac REMIC, Series 2711, Class FC, 4.65%, 2/15/2033 40,157 40,483
Freddie Mac REMIC, Series 2647, Class VF, 5.27%, 7/15/2033 323,036 330,201
Freddie Mac REMIC, Series 3969, Class AF, 4.20%, 10/15/2033 604,180 601,406
Freddie Mac REMIC, Series 2733, Class FB, 4.35%, 10/15/2033 32,902 32,931
Freddie Mac REMIC, Series 3305, Class BF, 4.07%, 7/15/2034 226,733 224,759
Freddie Mac REMIC, Series 4265, Class FD, 4.15%, 1/15/2035 853,517 847,405
Freddie Mac REMIC, Series 3003, Class KF, 4.00%, 7/15/2035 128,098 127,184
Freddie Mac REMIC, Series 3085, Class FW, 4.45%, 8/15/2035 96,496 96,850
Freddie Mac REMIC, Series 3153, Class FX, 4.10%, 5/15/2036 95,113 94,385
Freddie Mac REMIC, Series 3155, Class PF, 4.10%, 5/15/2036 658,112 652,868
Freddie Mac REMIC, Series 3153, Class EF, 4.16%, 5/15/2036 85,843 85,348
Freddie Mac REMIC, Series 3208, Class FC, 4.15%, 8/15/2036 249,622 247,994
Freddie Mac REMIC, Series 3210, Class FA, 4.15%, 9/15/2036 258,382 256,290
Freddie Mac REMIC, Series 3222, Class KF, 4.15%, 9/15/2036 179,527 178,118
Freddie Mac REMIC, Series 3361, Class AF, 4.10%, 11/15/2036 47,085 46,631
Freddie Mac REMIC, Series 3281, Class AF, 4.07%, 2/15/2037 193,110 190,826
Freddie Mac REMIC, Series 3293, Class FA, 4.07%, 3/15/2037 552,412 545,760
Freddie Mac REMIC, Series 3284, Class CF, 4.12%, 3/15/2037 198,991 196,762
Freddie Mac REMIC, Series 3309, Class FG, 4.18%, 4/15/2037 79,396 78,652
Freddie Mac REMIC, Series 3318, Class F, 4.00%, 5/15/2037 12,830 12,651
Freddie Mac REMIC, Series 3311, Class NF, 4.05%, 5/15/2037 86,564 85,475
Freddie Mac REMIC, Series 3360, Class FC, 4.47%, 5/15/2037 48,478 48,550
Freddie Mac REMIC, Series 3361, Class LF, 4.30%, 8/15/2037 149,204 148,637
Freddie Mac REMIC, Series 3355, Class BF, 4.45%, 8/15/2037 42,836 42,859
Freddie Mac REMIC, Series 4276, Class FA, 4.25%, 9/15/2037 254,243 251,988
Freddie Mac REMIC, Series 3371, Class FA, 4.35%, 9/15/2037 66,124 65,991
Freddie Mac REMIC, Series 3368, Class AF, 4.47%, 9/15/2037 50,062 50,128
Freddie Mac REMIC, Series 4579, Class FD, 4.13%, 1/15/2038 89,398 88,271
Freddie Mac REMIC, Series 3416, Class BF, 4.50%, 2/15/2038 276,011 276,903
Freddie Mac REMIC, Series 4832, Class FW, 4.13%, 4/15/2038 448,823 443,363
Freddie Mac REMIC, Series 3455, Class FG, 4.65%, 6/15/2038 706,592 710,068
Freddie Mac REMIC, Series 4730, Class WF, 4.13%, 8/15/2038 131,740 130,116
Freddie Mac REMIC, Series 4615, Class AF, 4.13%, 10/15/2038 65,748 64,917
Freddie Mac REMIC, Series 5335, Class FB, 4.45%, 10/15/2039 143,708 144,137
Freddie Mac REMIC, Series 4365, Class FH, 4.29%, 1/15/2040 83,050 82,455
Freddie Mac REMIC, Series 3639, Class FC, 4.50%, 2/15/2040 124,195 124,547
Freddie Mac REMIC, Series 3666, Class FC, 4.48%, 5/15/2040 132,640 132,719
Freddie Mac REMIC, Series 4638, Class FA, 4.22%, 7/15/2040 46,558 46,031
Freddie Mac REMIC, Series 4989, Class FA, 4.13%, 8/15/2040 84,231 82,688
Freddie Mac REMIC, Series 3757, Class PF, 4.25%, 8/15/2040 109,106 108,881
Freddie Mac REMIC, Series 3740, Class DF, 4.23%, 10/15/2040 81,986 81,222
Freddie Mac REMIC, Series 3753, Class FA, 4.25%, 11/15/2040 681,576 675,587

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.50%
- continued
Principal
Amount Fair Value
Freddie Mac REMIC, Series 3759, Class FB, 4.25%, 11/15/2040 $ 235,083 $ 232,982
Freddie Mac REMIC, Series 3997, Class FJ, 4.20%, 1/15/2041 202,914 201,134
Freddie Mac REMIC, Series 3807, Class FM, 4.25%, 2/15/2041 97,743 97,181
Freddie Mac REMIC, Series 3843, Class FE, 4.30%, 4/15/2041 196,934 195,768
Freddie Mac REMIC, Series 4105, Class LF, 4.10%, 8/15/2041 305,728 304,981
Freddie Mac REMIC, Series 4105, Class NF, 4.15%, 9/15/2042 904,650 889,722
Freddie Mac REMIC, Series 4116, Class LF, 4.05%, 10/15/2042 1,347,311 1,320,171
Freddie Mac REMIC, Series 4159, Class FQ, 4.25%, 1/15/2043 417,317 414,674
Freddie Mac REMIC, Series 4240, Class FA, 4.25%, 8/15/2043 541,981 535,409
Freddie Mac REMIC, Series 4255, Class GF, 4.10%, 9/15/2043 58,813 57,994
Freddie Mac REMIC, Series 4283, Class JF, 4.15%, 12/15/2043 460,972 455,759
Freddie Mac REMIC, Series 4286, Class VF, 4.20%, 12/15/2043 108,144 106,748
Freddie Mac REMIC, Series 4281, Class LF, 4.25%, 12/15/2043 1,417,613 1,402,788
Freddie Mac REMIC, Series 4310, Class FA, 4.30%, 2/15/2044 83,255 82,416
Freddie Mac REMIC, Series 4383, Class KF, 4.15%, 9/15/2044 5,691,392 5,589,021
Freddie Mac REMIC, Series 4431, Class FT, 4.15%, 1/15/2045 4,296,613 4,221,424
Freddie Mac REMIC, Series 4476, Class BF, 4.00%, 5/15/2045 267,426 260,458
Freddie Mac REMIC, Series 4587, Class AF, 4.10%, 6/15/2046 58,371 57,919
Freddie Mac REMIC, Series 4614, Class FK, 4.25%, 9/15/2046 2,471,621 2,436,367
Freddie Mac REMIC, Series 4945, Class F, 4.28%, 12/15/2046 503,147 496,003
Freddie Mac REMIC, Series 4648, Class FA, 4.25%, 1/15/2047 253,068 249,352
Freddie Mac REMIC, Series 4735, Class FB, 4.10%, 12/15/2047 458,352 447,756
Freddie Mac REMIC, Series 4754, Class FM, 4.05%, 2/15/2048 817,746 795,798
Freddie Mac REMIC, Series 4792, Class FA, 4.05%, 5/15/2048 875,818 851,881
Freddie Mac REMIC, Series 4821, Class FL, 4.05%, 6/15/2048 653,610 636,520
Freddie Mac REMIC, Series 5383, Class AF, 4.67%, 8/15/2048 237,863 239,848
Freddie Mac REMIC, Series 4826, Class KF, 4.05%, 9/15/2048 46,137 45,098
Freddie Mac REMIC, Series 4845, Class WF, 4.05%, 12/15/2048 80,826 79,748
Freddie Mac REMIC, Series 4852, Class BF, 4.15%, 12/15/2048 579,197 567,029
Freddie Mac REMIC, Series 4913, Class UF, 4.20%, 3/15/2049 1,297,049 1,272,457
Freddie Mac REMIC, Series 4863, Class F, 4.20%, 3/15/2049 151,772 148,990
Freddie Mac REMIC, Series 5426, Class BF, 4.57%, 4/15/2049 330,682 331,654
Freddie Mac REMIC, Series 4882, Class FA, 4.20%, 5/15/2049 3,677,794 3,622,575
Freddie Mac REMIC, Series 4903, Class NF, 4.16%, 8/25/2049 350,596 344,746
Freddie Mac REMIC, Series 4916, Class FA, 4.16%, 9/25/2049 326,040 323,071
Freddie Mac REMIC, Series 4918, Class F, 4.21%, 10/25/2049 1,591,837 1,568,456
Freddie Mac REMIC, Series 4927, Class FG, 4.26%, 11/25/2049 368,822 362,780
Freddie Mac REMIC, Series 4940, Class FE, 4.31%, 1/25/2050 645,413 636,474
Freddie Mac REMIC, Series 4959, Class JF, 4.21%, 3/25/2050 595,443 583,757
Freddie Mac REMIC, Series 4981, Class JF, 4.16%, 6/25/2050 1,042,893 1,023,883
Freddie Mac REMIC, Series 5003, Class AF, 4.16%, 8/25/2050 681,210 664,074
Freddie Mac REMIC, Series 5270, Class FH, 4.60%, 6/25/2052 699,309 701,899
Freddie Mac REMIC, Series 5273, Class FA, 4.90%, 11/25/2052 116,088 116,517
Freddie Mac REMIC, Series 5391, Class FC, 4.75%, 3/25/2054 474,128 478,386
Freddie Mac REMIC, Series 5389, Class FC, 5.00%, 3/25/2054 1,697,021 1,716,728
Freddie Mac REMIC, Series 5469, Class F, 4.75%, 9/25/2054 386,947 389,680
Freddie Mac REMIC, Series 5475, Class FA, 4.75%, 11/25/2054 309,673 311,830

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.50%
- continued
Principal
Amount Fair Value
Freddie Mac REMIC, Series 5473, Class BF, 4.95%, 11/25/2054 $ 2,248,929 $ 2,276,062
Freddie Mac REMIC, Series 5480, Class FG, 4.80%, 12/25/2054 172,111 173,759
Freddie Mac REMIC, Series 5484, Class FA, 4.85%, 12/25/2054 448,275 453,055
Freddie Mac REMIC, Series 5483, Class FB, 5.08%, 12/25/2054 218,064 220,922
Freddie Mac REMIC, Series 5495, Class AF, 4.80%, 1/25/2055 71,746 72,500
Freddie Mac REMIC, Series 5508, Class FA, 4.55%, 2/25/2055 57,360 57,318
Freddie Mac REMIC, Series 5499, Class FX, 5.05%, 2/25/2055 52,933 53,620
Freddie Mac REMIC, Series 5511, Class FG, 4.80%, 3/25/2055 333,709 336,858
Freddie Mac REMIC, Series 5517, Class F, 4.85%, 3/25/2055 130,610 130,459
Freddie Mac REMIC, Series 5524, Class FA, 4.85%, 4/25/2055 139,977 139,663
Freddie Mac REMIC, Series 5589, Class FB, 4.75%, 10/25/2055 461,589 465,649
Freddie Mac REMIC, Series 5583, Class FA, 4.90%, 10/25/2055 169,268 171,400
Freddie Mac REMIC, Series 4839, Class QF, 4.15%, 8/15/2056 908,545 887,063
Freddie Mac REMIC Trust 2005, Series S001, Class 1A2, 3.92%,
9/25/2035 809,169 792,293
Freddie Mac Strips, Series 240, Class F22, 4.10%, 7/15/2036 112,988 112,091
Freddie Mac Strips, Series 330, Class F4, 4.13%, 10/15/2037 51,684 51,050
Freddie Mac Strips, Series 263, Class F5, 4.25%, 6/15/2042 434,995 431,009
Freddie Mac Strips, Series 264, Class F1, 4.30%, 7/15/2042 88,511 87,678
Freddie Mac Strips, Series 339, Class F5, 4.20%, 11/15/2044 2,004,200 1,974,134
Freddie Mac Strips, Series 359, Class F3, 4.20%, 10/15/2047 1,596,155 1,572,974
Freddie Mac Strips, Series 406, Class F4, 4.55%, 10/25/2053 534,005 535,744
Government National Mortgage Association, Series 35, Class FB, 4.08%,
8/16/2031 73,513 72,977
Government National Mortgage Association, Series 67, Class FP, 4.68%,
8/20/2033 1,017,633 1,017,854
Government National Mortgage Association, Series 32, Class FT, 4.08%,
1/20/2034 321,866 321,825
Government National Mortgage Association, Series 11, Class FX, 4.83%,
2/20/2034 112,218 112,252
Government National Mortgage Association, Series 46, Class MF, 4.18%,
5/16/2034 44,436 44,255
Government National Mortgage Association, Series 84, Class F, 4.03%,
11/16/2035 73,835 73,278
Government National Mortgage Association, Series 23, Class FT, 4.08%,
4/20/2037 209,065 209,022
Government National Mortgage Association, Series 51, Class FN, 4.20%,
8/20/2037 106,413 105,571
Government National Mortgage Association, Series 72, Class HF, 4.22%,
11/20/2037 133,599 132,607
Government National Mortgage Association, Series 79, Class FA, 4.23%,
12/20/2037 1,204,681 1,196,170
Government National Mortgage Association, Series 3, Class FA, 4.23%,
1/20/2038 1,053,682 1,052,215
Government National Mortgage Association, Series 51, Class FH, 4.53%,
6/16/2038 196,110 196,512

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.50%
- continued
Principal
Amount Fair Value
Government National Mortgage Association, Series 51, Class FG, 4.55%,
6/16/2038 $ 55,093 $ 55,222
Government National Mortgage Association, Series 58, Class FA, 4.60%,
7/20/2038 119,708 120,060
Government National Mortgage Association, Series 68, Class FA, 4.73%,
8/20/2038 532,659 534,485
Government National Mortgage Association, Series 66, Class FN, 4.73%,
8/20/2038 137,732 137,943
Government National Mortgage Association, Series 6, Class FJ, 4.76%,
2/20/2039 457,865 457,957
Government National Mortgage Association, Series 15, Class FL, 4.73%,
3/20/2039 649,103 649,223
Government National Mortgage Association, Series 12, Class FA, 4.73%,
3/20/2039 649,102 649,223
Government National Mortgage Association, Series 66, Class UF, 4.78%,
8/16/2039 84,553 85,129
Government National Mortgage Association, Series 92, Class FJ, 4.46%,
10/16/2039 85,511 85,615
Government National Mortgage Association, Series 110, Class CF, 4.39%,
11/16/2039 1,478,553 1,477,747
Government National Mortgage Association, Series 116, Class KF, 4.31%,
12/16/2039 40,663 40,562
Government National Mortgage Association, Series 149, Class MF, 4.18%,
12/20/2039 1,482,227 1,469,272
Government National Mortgage Association, Series 20, Class FD, 4.60%,
2/20/2040 247,395 248,442
Government National Mortgage Association, Series 31, Class FV, 4.53%,
3/20/2040 243,133 243,530
Government National Mortgage Association, Series 85, Class FE, 4.23%,
7/20/2040 839,041 832,467
Government National Mortgage Association, Series 2014-131, Class BW,
5.76%, 5/20/2041 124,260 122,154
Government National Mortgage Association, Series 153, Class LF, 4.03%,
7/16/2041 203,178 200,787
Government National Mortgage Association, Series 135, Class FN, 4.18%,
10/16/2041 1,767,720 1,750,101
Government National Mortgage Association, Series 113, Class QF, 4.08%,
2/20/2042 177,144 175,534
Government National Mortgage Association, Series 34, Class FA, 4.23%,
3/20/2042 196,467 193,989
Government National Mortgage Association, Series 74, Class LF, 4.18%,
6/20/2042 1,015,634 1,000,007
Government National Mortgage Association, Series 124, Class GF, 4.03%,
10/20/2042 871,339 854,919
Government National Mortgage Association, Series 5, Class FA, 4.23%,
1/20/2044 2,197,506 2,170,184

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.50%
- continued
Principal
Amount Fair Value
Government National Mortgage Association, Series 110, Class DF, 4.00%,
8/20/2045 $ 303,890 $ 295,963
Government National Mortgage Association, Series 161, Class AF, 4.08%,
11/20/2045 495,528 484,421
Government National Mortgage Association, Series 33, Class UF, 4.23%,
3/20/2046 2,858,088 2,814,177
Government National Mortgage Association, Series 49, Class MF, 4.28%,
4/20/2046 884,494 877,516
Government National Mortgage Association, Series 83, Class NF, 4.18%,
6/20/2046 1,115,974 1,091,834
Government National Mortgage Association, Series 89, Class HF, 4.23%,
7/20/2046 1,337,170 1,315,901
Government National Mortgage Association, Series 18, Class GF, 4.08%,
2/20/2047 127,366 124,077
Government National Mortgage Association, Series 1, Class EF, 4.08%,
1/20/2048 974,140 947,378
Government National Mortgage Association, Series 138, Class FB, 4.08%,
10/20/2048 1,720,850 1,677,839
Government National Mortgage Association, Series 33, Class F, 4.23%,
3/20/2049 121,664 119,961
Government National Mortgage Association, Series 35, Class GF, 4.23%,
3/20/2049 1,169,553 1,152,147
Government National Mortgage Association, Series 31, Class GF, 4.23%,
3/20/2049 321,719 317,061
Government National Mortgage Association, Series 44, Class FM, 4.23%,
4/20/2049 954,502 938,555
Government National Mortgage Association, Series 71, Class FK, 4.13%,
6/20/2049 1,464,851 1,431,910
Government National Mortgage Association, Series 90, Class BF, 4.13%,
7/20/2049 2,815,508 2,751,738
Government National Mortgage Association, Series 98, Class KF, 4.23%,
8/20/2049 3,104,800 3,049,691
Government National Mortgage Association, Series 115, Class FE, 4.18%,
9/20/2049 2,742,420 2,686,845
Government National Mortgage Association, Series 143, Class AF, 4.23%,
11/20/2049 3,272,378 3,224,728
Government National Mortgage Association, Series 143, Class JF, 4.23%,
11/20/2049 3,927,296 3,870,978
Government National Mortgage Association, Series 30, Class FE, 4.23%,
3/20/2050 1,473,371 1,446,772
Government National Mortgage Association, Series 98, Class FM, 2.50%,
6/20/2051 157,363 131,504
Government National Mortgage Association, Series 64, Class FA, 4.34%,
4/20/2052 1,790,385 1,704,931
Government National Mortgage Association, Series 78, Class FM, 4.49%,
4/20/2052 1,755,126 1,677,505

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.50%
- continued
Principal
Amount Fair Value
Government National Mortgage Association, Series 160, Class NF, 4.14%,
9/20/2052 $ 2,041,346 $ 2,012,375
Government National Mortgage Association, Series 154, Class FC, 4.19%,
9/20/2052 1,330,813 1,314,919
Government National Mortgage Association, Series 80, Class GF, 4.54%,
6/20/2053 83,073 83,371
Government National Mortgage Association, Series 96, Class FA, 4.69%,
7/20/2053 77,065 77,658
Government National Mortgage Association, Series 116, Class F, 4.84%,
8/20/2053 192,337 194,304
Government National Mortgage Association, Series 128, Class CF, 4.84%,
8/20/2053 105,942 107,204
Government National Mortgage Association, Series 111, Class FN, 4.84%,
8/20/2053 90,074 91,150
Government National Mortgage Association, Series 51, Class FL, 4.54%,
3/20/2054 197,844 198,437
Government National Mortgage Association, Series 64, Class YK, 4.64%,
4/20/2054 79,772 80,179
Government National Mortgage Association, Series 64, Class YF, 4.77%,
4/20/2054 1,381,249 1,390,429
Government National Mortgage Association, Series 64, Class YX, 4.77%,
4/20/2054 481,955 485,159
Government National Mortgage Association, Series 84, Class FJ, 4.84%,
5/20/2054 1,516,576 1,530,351
Government National Mortgage Association, Series 97, Class FW, 4.79%,
6/20/2054 158,366 159,468
Government National Mortgage Association, Series 97, Class CF, 4.79%,
6/20/2054 147,732 148,752
Government National Mortgage Association, Series 197, Class FV, 4.59%,
12/20/2054 139,550 140,300
Government National Mortgage Association, Series 41, Class F, 4.84%,
3/20/2055 35,310 35,650
Government National Mortgage Association, Series 1, Class AF, 4.74%,
1/20/2056 12,802 12,826
Government National Mortgage Association, Series H27, Class FA, 4.16%,
12/20/2060 14,821 14,720
Government National Mortgage Association, Series 2012-H11, Class FA,
4.48%, 2/20/2062 64,089 64,261
Government National Mortgage Association, Series H12, Class FA, 4.33%,
4/20/2062 136,466 136,169
Government National Mortgage Association, Series H23, Class WA,
4.30%, 10/20/2062 120,314 120,338
Government National Mortgage Association, Series 44, Class FB, 4.82%,
3/20/2064 145,805 147,057
Government National Mortgage Association, Series 2014-H15, Class FA,
4.28%, 7/20/2064 40,862 40,859

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

(a) Floating rate security. The rate shown is the effective interest rate as of April 30, 2026.
COLLATERALIZED MORTGAGE OBLIGATIONS — 92.50%
- continued
Principal
Amount Fair Value
Government National Mortgage Association, Series H20, Class MF, 4.43%,
10/20/2064 $ 48,058 $ 48,110
Government National Mortgage Association, Series H28, Class FD, 4.48%,
8/20/2065 87,644 87,882
Government National Mortgage Association, Series H26, Class FG, 4.30%,
10/20/2065 78,810 78,823
Government National Mortgage Association, Series H06, Class FG, 4.60%,
3/20/2066 82,470 82,796
Government National Mortgage Association, Series H23, Class F, 4.53%,
10/20/2066 113,493 113,792
Government National Mortgage Association, Series H03, Class FA, 4.55%,
12/20/2066 69,022 69,456
Government National Mortgage Association, Series H12, Class FL, 4.26%,
5/20/2067 564,298 564,074
Government National Mortgage Association, Series 2020-H04, Class FP,
4.28%, 6/20/2069 172,508 172,673
Government National Mortgage Association, Series H05, Class FL, 4.51%,
1/20/2073 94,884 95,036
Government National Mortgage Association, Series H06, Class FA, 4.34%,
4/20/2074 62,258 62,544
Government National Mortgage Association, Series H09, Class BF, 4.39%,
6/20/2074 139,300 134,599
Total Collateralized Mortgage Obligations (Cost $184,796,729) 185,906,014
U.S. GOVERNMENT & AGENCIES — 7.97%
(a)
United States Treasury Bill, 3.62% , 3/18/2027 2,000,000 1,936,580
United States Treasury Floating Rate Note, 3.74% , 1/31/2028 5,000,000 5,000,521
United States Treasury Floating Rate Note, 3.75% , 4/30/2028 3,000,000 2,999,947
United States Treasury Inflation Indexed Bond, 0.13% , 4/15/2027 5,275,000 6,085,661
Total U.S. Government & Agencies (Cost $16,007,412) 16,022,709
Total Investments — 100.47% (Cost $200,804,141) 201,928,723
Liabilities in Excess of Other Assets — (0.47)% (940,682)
NET ASSETS — 100.00% $ 200,988,041
REMIC - Real Estate Mortgage Investment Conduit